Schedule of intangible assets (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		R$ 2,573,010
Intangible assets and goodwill, balance at end		3,900,835		R$ 2,573,010
Intangible assets and goodwill		3,900,835		2,573,010
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		2,684,559		1,361,640	R$ 688,494
Additions		176,110	[1]	19,649	122,775	[2],[3]
Business combinations		1,234,611		1,303,730	550,371
Disposal		(2,140)	[4]	(460)
Intangible assets and goodwill, balance at end		4,093,140		2,684,559	1,361,640
Intangible assets and goodwill		4,093,140		2,684,559	1,361,640
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(111,549)		(49,302)	(6,025)
Disposal		(234)		460
Intangible assets and goodwill, balance at end		(192,305)		(111,549)	(49,302)
Amortization		(80,522)		(62,707)	(43,277)
Intangible assets and goodwill		(192,305)		(111,549)	(49,302)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		810,656
Intangible assets and goodwill, balance at end		1,184,336		810,656
Intangible assets and goodwill		1,184,336		810,656
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		810,656		459,409	169,535
Additions	[2],[3]				4,030
Business combinations		373,680		351,247	285,844
Disposal	[4]
Intangible assets and goodwill, balance at end		1,184,336		810,656	459,409
Intangible assets and goodwill		1,184,336		810,656	459,409
Goodwill [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Disposal
Intangible assets and goodwill, balance at end
Amortization
Intangible assets and goodwill
Licences [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		1,451,270		703,772	445,616
Additions		108,000	[1]		108,000	[2],[3]
Business combinations		606,136		747,498	150,156
Disposal	[4]
Intangible assets and goodwill, balance at end		2,165,406		1,451,270	703,772
Intangible assets and goodwill		2,165,406		1,451,270	703,772
Licences [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Disposal
Intangible assets and goodwill, balance at end
Amortization
Intangible assets and goodwill
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		71,512
Intangible assets and goodwill, balance at end		124,840		71,512
Intangible assets and goodwill		124,840		71,512
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		75,014		32,111
Additions	[1]
Business combinations		58,355		42,903	32,111
Disposal	[4]
Intangible assets and goodwill, balance at end		133,369		75,014	32,111
Intangible assets and goodwill		133,369		75,014	32,111
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(3,502)		(1,150)
Disposal
Intangible assets and goodwill, balance at end		(8,529)		(3,502)	(1,150)
Amortization		(5,027)		(2,352)	(1,150)
Intangible assets and goodwill		(8,529)		(3,502)	(1,150)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		197,707
Intangible assets and goodwill, balance at end		289,007		197,707
Intangible assets and goodwill		289,007		197,707
Customer-related intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		283,539		125,413	63,303
Additions	[1]	684
Business combinations		147,054		158,126	62,110
Disposal	[4]
Intangible assets and goodwill, balance at end		431,277		283,539	125,413
Intangible assets and goodwill		431,277		283,539	125,413
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(85,832)		(37,872)	(2,945)
Disposal
Intangible assets and goodwill, balance at end		(142,270)		(85,832)	(37,872)
Amortization		(56,438)		(47,960)
Intangible assets and goodwill		(142,270)		(85,832)	(37,872)
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		9,965
Intangible assets and goodwill, balance at end		9,060		9,965
Intangible assets and goodwill		9,060		9,965
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		16,221		9,389	8,288
Additions		3,044	[1]	4,175	1,101	[2],[3]
Business combinations		1,474		3,117
Disposal		1,020	[4]	(460)
Intangible assets and goodwill, balance at end		21,759		16,221	9,389
Intangible assets and goodwill		21,759		16,221	9,389
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(6,256)		(4,536)	(3,080)
Disposal		(599)		460
Intangible assets and goodwill, balance at end		(12,699)		(6,256)	(4,536)
Amortization		(5,844)		(2,180)	(1,456)
Intangible assets and goodwill		(12,699)		(6,256)	(4,536)
Education Content [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		9,613
Intangible assets and goodwill, balance at end		633		9,613
Intangible assets and goodwill		633		9,613
Education Content [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		17,305		17,305
Additions	[1]
Business combinations					17,305
Disposal	[4]
Intangible assets and goodwill, balance at end		17,305		17,305	17,305
Intangible assets and goodwill		17,305		17,305	17,305
Education Content [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(7,692)		(4,876)
Disposal
Intangible assets and goodwill, balance at end		(16,672)		(7,692)	(4,876)
Amortization		(8,980)		(2,816)	(4,876)
Intangible assets and goodwill		(16,672)		(7,692)	(4,876)
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		323
Intangible assets and goodwill, balance at end		33,740		323
Intangible assets and goodwill		33,740		323
Technology-based intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		355
Additions	[1]	996
Disposal	[4]
Intangible assets and goodwill, balance at end		34,397		355
Intangible assets and goodwill		34,397		355
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(32)
Disposal
Intangible assets and goodwill, balance at end		(657)		(32)
Amortization		(625)		(32)	(34,927)
Intangible assets and goodwill		(657)		(32)
Educational Platform [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		19,667
Intangible assets and goodwill, balance at end		64,966		19,667
Intangible assets and goodwill		64,966		19,667
Educational Platform [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		27,902		12,191	577
Additions		39,686	[1]	15,227	8,769	[2],[3]
Business combinations		11,599		484
Disposal	[4]	(2,743)
Intangible assets and goodwill, balance at end		76,444		27,902	12,191
Intangible assets and goodwill		76,444		27,902	12,191
Educational Platform [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		(8,235)		(868)
Disposal		365
Intangible assets and goodwill, balance at end		(11,478)		(8,235)	(868)
Amortization		(3,608)		(7,367)	(868)
Intangible assets and goodwill		(11,478)		(8,235)	(868)
Software In Progress [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		2,297
Intangible assets and goodwill, balance at end		28,847		2,297
Intangible assets and goodwill		28,847		2,297
Software In Progress [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning		2,297		2,050	1,175
Additions		23,700	[1]	247	875	[2],[3]
Business combinations		3,267
Disposal	[4]	(417)
Intangible assets and goodwill, balance at end		28,847		2,297	2,050
Intangible assets and goodwill		28,847		2,297	2,050
Software In Progress [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Disposal
Intangible assets and goodwill, balance at end
Amortization
Intangible assets and goodwill
Educational Platform And Software In Progress [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Business combinations					R$ 2,845
Developed Technology Intangible Assets [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Business combinations		R$ 33,046		R$ 355

[1]	On November 05, 2021 Secretary of Regulation and Supervision of Higher Education of the Ministry of Education ("MEC") authorized the operation of 120 medical school seats in Garanhuns, for which our shareholder Nicolau Carvalho Esteves entered into an agreement with Afya Brazil pursuant to which he assigned to Afya Brazil the right to develop the ITPAC Garanhuns greenfield unit, a medical school in the city of Garanhuns, State of Pernambuco. Management assessed the aspects of such transaction and concluded that the transaction does not fall under the definition of business, but an acquisition of license with indefinite useful life recognized in intangible assets. Total purchase price was R$108,000 of which 50% was paid in cash on the transaction closing date and 50% in two equal annual installments, adjusted by the CDI rate.
[2]	On August 13, 2019, Afya Brazil entered into a purchase agreement with the shareholders of IPEC for the acquisition of 100% of IPEC. IPEC was a non-operational postsecondary education institution with governmental authorization to offer on-campus post-secondary undergraduate courses in medicine in the State of Pará, that started its operation in September 2019. . Management assessed the aspects of such transaction and concluded that the transaction does not fall under the definition of business, but an acquisition of license with indefinite useful life recognized in intangible assets Prior to the acquisition date, IPEC had no significant assets and liabilities. The purchase price of R$ 108,000 is comprised of: i) R$ 54,000 paid in cash on the acquisition date; ii) R$ 54,000 is payable in two equal instalments of R$ 27,000 payable annually from August 13, 2020 to August 13, 2021, and adjusted by the CDI rate.
[3]	The amount of R$4,030 added to goodwill relates to adjustments during the measurement period of the business combination of IESP in respect to amounts to be included as part of the purchase price allocation at acquisition date mainly related to impairment of receivables.
[4]	the Company performed physical inventory procedures in some of the subsidiaries for the year ended December 31, 2021 and the final adjustments (R$103 of costs net of depreciation) were recorded as disposals above.